Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2011	2012	2013*
Dividend yield	0.55%	0.65%-0.70%	0%
Expected volatility	30%	29.35%	0%
Risk-free interest rate	7.53%-7.62%	8.04%-8.22%	0%
Expected lives	1-4.3 years	1-5.2 years	0

*	no options were granted during the period

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2011	2012	2013
Options available to be granted, beginning of period*	22,812,500	91,642,000	57,116,000
Equity shares allocated for grant under the plan	100,000,000	0	0
Options granted	(32,967,500)	(35,603,250)	0
Forfeited/lapsed*	1,797,000	1,077,250	964,400

Options available to be granted, end of period	91,642,000	57,116,000	58,080,400

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2011			2012			2013
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52
Granted	32,967,500		440.16	35,603,250		468.67	0		0
Exercised*	(37,412,060)		221.36	(20,559,850)		257.91	(33,459,050)		333.87
Forfeited	(1,492,250)		328.39	(879,000)		439.76	(848,800)		461.85
Lapsed	(485,845)		198.05	(216,275)		199.60	(121,845)		236.79

Options outstanding, end of period	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52	65,443,045	Rs.	417.32

Options exercisable, end of period	53,132,115	Rs.	254.36	56,415,090	Rs.	332.53	56,752,845	Rs.	409.46

Weighted average fair value of options granted during the year		Rs.	140.74		Rs.	163.43		Rs.	0

*	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2013:

		As of March 31, 2013
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan B	Rs. 198.97 to Rs. 219.74 (or US$ 3.65 to US$ 4.03)	614,500	0.53	Rs.	203.50
Plan C	Rs. 198.97 to Rs. 219.74 (or US$ 3.65 to US$ 4.03)	705,400	0.44		208.12
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.03 to US$ 6.25)	12,058,100	1.39		285.60
Plan E	Rs. 440.16 to Rs. 508.23 (or US$ 8.07 to US$ 9.32)	51,175,300	3.65		457.40
General ESOP	Rs. 107.30 to Rs. 251.72 (or US$ 1.97 to US$ 4.62)	889,745	1.09	Rs.	210.75